Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2022
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Changes in Treasury Shares
Based on the Board of Directors’ resolution, POSCO HOLDINGS INC. holds treasury shares for business purposes including its share price stabilization. The changes in treasury shares for the years ended December 31, 2021 and 2022 were as follows:

(shares, in millions of Won)	2021			2022
	Number of shares	Amount		Number of shares	Amount
Beginning	11,171,363	￦	2,391,523	11,561,263	￦	2,508,294
Acquisition of treasury shares	389,900		116,771	—		—
Disposal of treasury shares	—		—	(223,605)		(48,513)
Retirement of treasury shares	—		—	(2,615,605)		(567,473)

Ending	11,561,263	￦	2,508,294	8,722,053	￦	1,892,308